SIGNED
                                            SEC. FILE NOS.  33-26431
                                                            811-5750

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                             Registration Statement
                                    Under
                            the Securities Act of 1933

                         Post-Effective Amendment No. 15
                                      and
                               Registration Statement
                                     Under
                         The Investment Company Act of 1940
                                 Amendment No. 17

                        THE TAX-EXEMPT MONEY FUND OF AMERICA
                  (Exact Name of Registrant as specified in charter)
                               333 South Hope Street
                            Los Angeles, California 90071
                         (Address of principal executive offices)

                  Registrant's telephone number, including area code:
                                    (213) 486-9200


                              JULIE F. WILLIAMS, Secretary
                            The Tax-Exempt Money Fund of America
                                 333 South Hope Street
                              Los Angeles, California 90071
                          (name and address of agent for service)


                                    Copies to:
                             Robert E. Carlson, Esq.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                       555 S. Flower Street, 23rd Floor
                          Los Angeles, CA  90071-2371
                          (Counsel for the Registrant)

                    Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 1998, pursuant to paragraph (a) of rule 485.

                         THE TAX-EXEMPT MONEY FUND OF AMERICA
                                 CROSS REFERENCE SHEET

ITEM NUMBER OF                                        CAPTIONS IN PROSPECTUS
PART "A" OF FORM N-1A                                 (PART "A")



1.      Front and Back Cover Pages                    Front and Back Cover Pages

2.      Risk/Return Summary:  Investments,            Risk/Return Summary
        Risks and Performance

3.      Risk/Return Summary:  Fee Table               Risk/Return Summary

4.      Investment Objectives, Principal              Investment Objective,
        Strategies, and Related Risks                 Strategies and Risks

5.      Management's Discussion of Fund               N/A
        Performance

6.      Management, Organization, and Capital         Management and
        Structure                                     Organization

7.      Shareholder Information                       Shareholder Information

8.      Distribution Arrangements                     Shareholder Information

9.      Financial Highlights Information              Financial Highlights



ITEM NUMBER OF                                        CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                                 ADDITIONAL INFORMATION
                                                      (PART "B")



10.     Cover Page and Table of Contents              Cover Page and Table of
                                                      Contents

11.     Fund History                                  Fund Organization

12.     Description of the Fund and its               Fund Organization;
        Investments and Risks                         Investment Restrictions;
                                                      Description of Certain
                                                      Securities and Investment
                                                      Techniques

13.     Management of the Fund                        Management; Fund Officers
                                                      and Trustees

14.     Control Persons and Principal Holders         N/A
        of Securities

15.     Investment Advisory and Other Services        Management; General
                                                      Information; Fund Officers
                                                      and Trustees

16.     Brokerage Allocation and Other                Management; Execution of
        Practices                                     Portfolio Transactions

17.     Capital Stock and Other Securities            None

18.     Purchase, Redemption and Pricing of           Purchase of Shares;
        Shares                                        Selling Shares;
                                                      Shareholder Account
                                                      Services and Privileges;
                                                      General Information

19.     Taxation of Fund                              Dividends and Taxes;
                                                      Additional Information
                                                      Concerning Taxes

20.     Underwriters                                  Management

21.     Calculation of Performance Data               Investment Results and
                                                      Related Statistics

22.     Financial Statements                          Financial Statements



ITEM IN PART "C"



23.     Exhibits

24.     Persons Controlled by or under
        Common Control with Registrant

25.     Indemnification

26.     Business and Other Connections of
        Investment Adviser

27.     Principal Underwriters

28.     Location of Accounts and Records

29.     Management Services

30.     Undertakings

        Signature Page


                      The Cash Management Trust of America(R)
                    The U.S. Treasury Money Fund of America(SM)
                      The Tax-Exempt Money Fund of America(SM)



                                   PROSPECTUS

                                DECEMBER 1, 1998

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA
333 South Hope Street
Los Angeles, CA  90071

FUND                                     TICKER        NEWSPAPER      FUND
                                         SYMBOL        ABBREV         NO.

The Cash Management Trust of             CTAXX         CashMgt        09
America

The U.S. Treasury Money Fund of          UTAXX         Us Tr Am       39
America

The Tax-Exempt Money Fund of             TEAXX         TEMony         49
America


TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses
Investment Objective, Strategies and Risks
Important Recent Developments
Management and Organization
Shareholder Information
Purchase and Exchange of Shares
Distribution Arrangements
Financial Highlights

RISK/RETURN SUMMARY

The funds provide you an opportunity to earn income on your cash reserves (free from federal income tax in the case of Tax-Exempt Money Fund) while preserving the value of your investment and maintaining liquidity.

Investments in money market funds are not bank deposits and are neither insured nor guaranteed by the U.S. government or any other entity. Although the funds attempt to maintain a constant net asset value of $1.00 per share, there can be no guarantee that the funds will be able to do so, and you may lose money be investing in the funds

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other entity or person.

INVESTMENT RESULTS

The fund calculates its results in the following way:

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

- YIELD is computed, according to a formula mandated by the Securities and Exchange Commission, by taking the average dividends paid by the fund over a seven-day period. This income is then "annualized" and shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.

The following information illustrates how the fund's results may vary:
For periods ended December 31, 1997:

Average Annual            Cash Management    U.S. Treasury      Tax-Exempt Money Fund
Total Return/1/           Trust              Money Fund

One Year                  xx.xx%             xx.xx%             xx.xx%

Five Years                xx.xx%             xx.xx%             xx.xx%

Ten Years                 xx.xx%

Lifetime                  xx.xx%/2/          xx.xx%/3/          xx.xx%/4/


7-day Yield/1/:
Effective Yield/1/:

(For current yield information, please call American FundsLine(R) at 1-800-325-3590)

/1/  THESE FUND RESULTS WERE CALCULATED ACCORDING TO A REQUIRED STANDARD
FORMULA.
/2/  THE FUND BEGAN INVESTMENT OPERATIONS NOVEMBER 4, 1976.
/3/  THE FUND BEGAN INVESTMENT OPERATIONS FEBRUARY 1, 1991.
/4/  THE FUND BEGAN INVESTMENT OPERATIONS OCTOBER 24, 1989.

Here are each fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

[bar chart]
CASH MANAGEMENT TRUST

1988      1989      1990      1991      1992      1993      1994      1995      1996      1997

7.30%     9.05%     7.89%     5.51%     3.14%     2.54%     3.66%     5.50%     4.93%


THE FUND'S YEAR-TO-DATE RETURN FOR THE NINE MONTHS ENDING SEPTEMBER 30, 1998 WAS __%.

The fund's highest/lowest QUARTERLY results during this time period were:

- Highest  xx.xx%  (quarter ended xx, 19xx)
- Lowest   xx.xx%  (quarter ended xx, 19xx)

[bar chart]
U.S. TREASURY MONEY FUND

1992      1993      1994      1995      1996      1997

3.05%     2.48%     3.36%     5.03%     4.59%


The fund's year-to-date return for the nine months ending September 30, 1998 was __%.

The fund's highest/lowest QUARTERLY results during this time period were:

- Highest  xx.xx%  (quarter ended xx, 19xx)
- Lowest   xx.xx%  (quarter ended xx, 19xx)

[bar chart]
TAX-EXEMPT MONEY FUND

1990      1991      1992      1993      1994      1995      1996      1997

5.40%     4.17%     2.51%     1.83%     2.23%     3.21%     2.85%


THE FUND'S YEAR-TO-DATE RETURN FOR THE NINE MONTHS ENDING SEPTEMBER 30, 1998 WAS __%.

The fund's highest/lowest QUARTERLY results during this time period were:

- Highest  xx.xx%  (quarter ended xx, 19xx)
- Lowest   xx.xx%  (quarter ended xx, 19xx)

Past results are not an indication of future results.

FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDERS FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

The funds have no sales charges on purchases or reinvested dividends, deferred sales charges, redemption fees or exchange fees. However, if shares of the funds are exchanged for shares of another fund in The American Funds Group the sales charge applicable to the other fund may apply.

ANNUAL FUND OPERATING EXPENSES       Cash            U.S. Treasury  Tax-Exempt
(EXPENSES THAT ARE DEDUCTED          Management      Money Fund     Money Fund
FROM FUND ASSETS)                    Trust

Management Fees                      xx.xx%          xx.xx%         xx.xx%/1/

Service (12b-1) Fees                 xx.xx%/2/       xx.xx%*/2/     xx.xx%*/2/

Other Expenses                       xx.xx%          xx.xx%         xx.xx%

Total Annual Fund Operating Expenses   xx.xx%          xx.xx%         xx.xx%

/1/ DOES NOT REFLECT FEE WAIVER. THE FUND'S INVESTMENT ADVISORY AND SERVICE AGREEMENT PROVIDES FOR FEE REDUCTIONS TO THE EXTENT THAT ANNUAL OPERATING EXPENSES EXCEED 0.75% OF THE FUND'S AVERAGE NET ASSETS. WITH THE WAIVER, FEES (AS A PERCENTAGE OF AVERAGE NET ASSETS) ARE 0. %. UNDER CERTAIN CIRCUMSTANCES, AS DESCRIBED ON THE STATEMENT OF ADDITIONAL INFORMATION, THE FUND AY BE REQUIRED TO REPAY AMOUNTS WAIVED.

/2/  12B-1 EXPENSES MAY NOT EXCEED 0.15% OF THE FUND'S AVERAGE NET ASSETS
ANNUALLY.

EXAMPLE

This Example is intended to help you compare the costs of investing in various funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Cash              U.S. Treasury       Tax-Exempt Money
                        Management        Money Fund          Fund
                        Trust

One year                $xx               $xx                 $xx

Three years             $xx               $xx                 $xx

Five years              $xx               $xx                 $xx

Ten years               $xx               $xx                 $xx


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates.

TAX-EXEMPT MONEY FUND

The fund invests substantially in securities that are exempt from regular federal income tax. In addition, the fund may purchase securities that would subject you to federal alternative minimum tax. The fund may temporarily invest in taxable short-term debt securities in response to unfavorable market conditions which may prevent the fund from achieving its objective.

Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about each fund's portfolio securities.

IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                 800/421-0180

                     [Map of the United States of America]

WESTERN SERVICE      WESTERN CENTRAL      EASTERN CENTRAL      EASTERN SERVICE
CENTER               SERVICE CENTER       SERVICE CENTER       CENTER

American Funds       American Funds       American Funds       American Funds

Service Company      Service Company      Service Company      Service Company

P.O. Box 2205        P.O. Box 659522      P.O. Box 6007        P.O. Box 2280

Brea, California     San Antonio,         Indianapolis,        Norfolk,
                     Texas                Indiana              Virginia

92822-2205           78265-9522           46206-6007           23501-2280

Fax: 714/671-        Fax: 210/474-        Fax: 317/735-        Fax: 757/670-
7080                 4050                 6620                 4773


A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in Cash Management Trust and U.S. Treasury Money Fund through various retirement plans (Tax-Exempt Money Fund is not available for investment by retirement plans). However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

To establish an account                                    $2,500
 For a retirement plan account                             $1,000
 For a retirement plan account through payroll deduction   $   25

To add to an account                                      $    50
 For a retirement plan account through payroll deduction  $    25

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

The money market funds have no sales charges on purchases of fund shares. However, if shares of any money market fund are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.15% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee, as a percentage of average net assets, paid by the fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

- Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 CHECK WRITING

- Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

Telephoning or Faxing American Funds Service Company, or by using American FundsLine(R) or American FundsLine OnLine(SM):

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day
- Checks must be made payable to the registered shareholder
- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(SM)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in the American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Dividends distributed by U.S. Treasury Money Fund will be taxable for federal income tax purposes but will be tax-exempt for purposes of most states' personal income tax. Dividends distributed by Tax-Exempt Money Fund generally will be exempt from federal income tax but generally will be subject to state income tax. This favorable tax treatment may not apply to Tax-Exempt Money Fund shareholders who are "substantial users" (or "related persons") of facilities financed by securities held by Tax-Exempt Money Fund. None of the funds generally realizes or distributes capital gains; however, if they do, they will be subject to federal and state income tax. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Price Waterhouse LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                  CASH MANAGEMENT TRUST

                                                  Year  ended September 30

                                                  1998         1997        1996          1995         1994

Net Asset Value, Beginning of Period               xxx         $1.00       $1.00         $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS                 xxx          .049        .050          .052         .031
Net Investment Income

Net Gains or Losses On Securities (both                        .049        .050          .052         .031
realized and unrealized)                          xxx

LESS DISTRIBUTIONS:                                            (.049)      (.050)        (.052)       (.031)
Dividends (From Net Investment Income)            xxx

Total Distributions                               xxx          (.049)      (.050)        (.052)       (.031)

Net Asset Value, End of Period                    xxx          $1.00       $1.00         $1.00        $1.00

TOTAL RETURN                                      xxx          5.03%       5.06%         5.34%        3.10%

RATIOS/SUPPLEMENTAL DATA:                         xxx          $3,527      $3,304        $2,996       $2,738
Net Assets, End of Period

Ratio of Expenses to Average Net Assets           xxx          .57%        .60%          .60%         .68%

Ratio of Net Income to Average Net Assets         xxx          4.93%       4.95%         5.21%        3.14%



                                                  U.S. TREASURY MONEY FUND

                                                  Year  ended September 30

                                                  1998         1997        1996          1995         1994

Net Asset Value, Beginning of Period               xxx         $1.00       $1.00         $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS                 xxx          .046        .046          .048         .028
Net Investment Income

Net Gains or Losses On Securities (both                        .046        .046          .048         .028
realized and unrealized)                          xxx

LESS DISTRIBUTIONS:                                            (.046)      (.046)        (.048)       (.028)
Dividends (From Net Investment Income)            xxx

Total Distributions                               xxx          (.046)      (.046)        (.048)       (.028)

Net Asset Value, End of Period                    xxx          $1.00       $1.00         $1.00        $1.00

TOTAL RETURN                                      xxx          4.71%       4.66%         4.89%        2.89%

RATIOS/SUPPLEMENTAL DATA:                         xxx          $279        $256          $231         $199
Net Assets, End of Period

Ratio of Expenses to Average Net Assets           xxx          .53%        .65%          .67%         .67%

Ratio of Net Income to Average Net Assets         xxx          4.61%       4.53%         4.79%        2.91%



                                                  TAX-EXEMPT MONEY FUND

                                                  Year  ended September 30

                                                  1998         1997        1996          1995         1994

Net Asset Value, Beginning of Period               xxx         $1.00       $1.00         $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS                 xxx          .029        .029          .031         .020
Net Investment Income

Net Gains or Losses On Securities (both                        .029        .029          .031         .020
realized and unrealized)                          xxx

LESS DISTRIBUTIONS:                                            (.029)      (.029)        (.031)       (.020)
Dividends (From Net Investment Income)            xxx

Total Distributions                               xxx          (.029)      (.029)        (.031)       (.020)

Net Asset Value, End of Period                    xxx          $1.00       $1.00         $1.00        $1.00

TOTAL RETURN                                      xxx          2.94%       2.91%         3.14%        1.98%

RATIOS/SUPPLEMENTAL DATA:                         xxx          $160        $144          $150         $170
Net Assets, End of Period

Ratio of Expenses to Average Net Assets -         xxx          .74%        .77%          .75%         .73%
- before fee waiver

Ratio of Expenses to Average Net Assets -         xxx          .65%        .65%          .65%         .65%
- after fee waiver

Ratio of Net Income to Average Net Assets         xxx          2.94%       2.88%         3.09%        1.99%



For Shareholder Services   For Retirement Plan Services   For Dealer Services

American Funds Service     Call your employer        American Funds
Company                    plan administrator        Distributors
800/421-0180                                         800/421-9900 ext.11

                            For 24-hour Information

 American FundsLine(R)      American Funds
 800/325-3590               Internet Web site
                            http://www.americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

OTHER FUND INFORMATION

Annual/Semi-Annual Report to Shareholders

Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

Statement of Additional Information (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

Code of Ethics

Includes a description of the fund's personal investing policy.

To request a free copy of any of the documents above:

Call American Funds  or    Write to the Secretary of the fund
Service Company            333 South Hope Street
800/421-0180   ext.1       Los Angeles, CA 90071

Investment Company File No. 811-2380 (The Cash Management Trust of America) Investment Company File No. 811-6235 (The U.S. Treasury Money Fund of America) Investment Company File No. 811-5750 (The Tax-Exempt Money Fund of America)

                      THE CASH MANAGEMENT TRUST OF AMERICA
                                     AND
                     THE U.S. TREASURY MONEY FUND OF AMERICA
                                     AND
                       THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B

                      Statement of Additional Information

                                December 1, 1998

 This document is not a prospectus but should be read in conjunction with the current prospectus dated December 1, 1998 of The Cash Management Trust of America ("CMTA"), The U.S. Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America ("CTEX"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the funds at the following address:

                       The Cash Management Trust of America
                      The U.S. Treasury Money Fund of America
                        The Tax-Exempt Money Fund of America

                               Attention:  Secretary
                               333 South Hope Street
                               Los Angeles, CA  90071
                                   (213) 486-9200

 Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

Table of Contents

Item                                                       Page
                                                           No.



Certain Investment Limitations                              2

Description of Certain Securities and Investment Techniques    3

Investment Restrictions                                     8

Fund Organization                                          12

Fund Officers and Trustees                                 13

Management                                                 17

Dividends and Taxes                                        19

Additional Information Concerning Taxes                    22

Purchase of Shares                                         23

Selling Shares                                             28

Shareholder Account Services and Privileges                29

Execution of Portfolio Transactions                        31

General Information                                        31

Investment Results and Related Statistics                  33

Description of Ratings for Debt Securities                 37

Financial Statements                                       attached



                         CERTAIN INVESTMENT LIMITATIONS

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

CASH MANAGEMENT TRUST OF AMERICA

 DEBT SECURITIES

- The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (I.E., Prime-1, A-1).

 MATURITY

- The fund's dollar-weighted average portfolio maturity will be approximately 35 days or less.

U.S. TREASURY MONEY FUND

 U.S. TREASURY SECURITIES

- The fund will invest substantially all of its assets in U.S. Treasury securities.

 MATURITY

- The fund's dollar-weighted average portfolio maturity will be approximately 90 days or less.

TAX-EXEMPT MONEY FUND OF AMERICA

 TAX-EXEMPT SECURITIES

- The fund will invest at least 80% of its assets in securities the interest on which is exempt from federal income tax.

 DEBT SECURITIES

- The fund may invest up to 20% of its assets in securities that are subject to alternative minimum taxes.

- The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (I.E., Prime-1, A-1).

MATURITY

- The fund's dollar-weighted average portfolio maturity will be approximately 60 days or less.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."

INVESTMENT POLICIES -- Each fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. To do so, each fund uses the penny-rounding method of valuing securities pursuant to rule 2a-7 under the Investment Company Act of 1940, certain requirements of which are summarized below.

 In accordance with rule 2a-7, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. Government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks.

 CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., and IBCA Limited and IBCA Inc. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "Investment Adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5% of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. It is the current policy of CMTA and CTEX to invest only in instruments rated in the highest short-term rating category by Moody's Investors Service, Inc. and Standard & Poor's Corporation or in instruments that do not have short-term ratings by Moody's or S&P but determined to be of comparable quality in accordance with procedures established by the Board of Trustees or that are issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities as to the payment of principal and interest.
CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.

THE CASH MANAGEMENT TRUST OF AMERICA

 CMTA may invest in the short-term securities described below:

 1. COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies or governmental bodies.

 2. COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U. S. Government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.

 3. SAVINGS ASSOCIATION OBLIGATIONS: Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U. S. Government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.

 4. U.S. GOVERNMENT SECURITIES: These securities include (1) direct obligations of the Treasury (such as Treasury bills, notes and bonds), (2) U.S. Government agency obligations guaranteed as to principal and interest by the Treasury, and (3) obligations of certain U.S. Government agencies and instrumentalities which are neither direct obligations of, nor guaranteed by, the Treasury. The latter involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal Land Banks, Farmers Home Administration, Federal Home Loan Mortgage Corporation, Federal Home Loan Bank System, Federal Farm Credit System, and the Federal National Mortgage Association.

 5. CORPORATE BONDS AND NOTES: Corporate obligations that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA may currently invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by Standard & Poor's Corporation or by Moody's Investors Service, Inc. See "Description of Ratings for Debt Securities" for a description of high-quality ratings by Standard & Poor's Corporation and Moody's Investors Service, Inc.

THE TAX-EXEMPT MONEY FUND OF AMERICA

MUNICIPAL SECURITIES -- Municipal securities generally include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of bonds have been issued by municipalities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be excludable from gross income for federal income tax purposes, although current tax laws have eliminated or placed substantial limitations on the purposes of new issues whose interest will be so excluded. Such obligations are considered to be tax-exempt municipal securities, provided that the interest paid thereon qualifies as excludable from federal income tax in the opinion of bond counsel to the issuer; however, the interest on certain of these obligations may be a tax preference item for purposes of the alternative minimum tax. There are, of course, variations in the security of municipal securities, both within a particular classification and between classifications.

 Tax anticipation notes, bond anticipation notes and revenue anticipation notes are issued on an interim basis in expectation of tax collections, revenue receipts or bond sales. Grant anticipation notes are issued in anticipation of receipt of intergovernmental grants. Construction loan notes are issued to provide short-term construction financing for building projects. General obligations bonds are unsecured promissory obligations issued by municipalities. General obligation bonds are backed by the full faith, credit, and unlimited taxing power of a municipality and repaid with general revenue and other borrowings. Revenue bonds are issued by municipalities to finance facilities which generate income, and are repayable from the revenue received from the facilities built with the borrowed funds. Industrial development bonds are issued by municipalities to finance facilities that are then leased to private businesses and typically are repaid by the private business. CTEX may also purchase other types of municipal securities which have a remaining life of 13 months or less.

 For the purpose of diversification under the Investment Company Act of 1940 (the "1940 Act"), the identification of the issuer of municipal securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty may be considered a separate security and would then be treated as an issue of such government or other entity.

TEMPORARY TAXABLE INVESTMENTS -- A portion of CTEX's assets, which will normally be less than 20%, may be invested in high-quality taxable short-term securities. Such temporary investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the Investment Adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.

THE U.S. TREASURY MONEY FUND OF AMERICA

REVERSE REPURCHASE AGREEMENTS -- Although CTRS has no current intention to do so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. CTRS will segregate liquid assets, which will be marked to market daily, in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, these transactions may be considered borrowings by CTRS; accordingly, CTRS will limit these transactions, together with any other borrowings, to no more than one-third of its total assets. Although these transactions will not be entered into for leveraging purposes, to the extent CTRS' aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), CTRS temporarily will be in a leveraged position (I.E., it will have an amount greater than its net assets subject to market risk). Should market values of CTRS' portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As CTRS' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

THE TAX-EXEMPT MONEY FUND OF AMERICA AND THE U.S. TREASURY MONEY FUND OF
AMERICA

LOANS OF PORTFOLIO SECURITIES -- Although CTEX or CTRS have no current intention of doing so during the next 12 months, each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser.
The borrower must maintain with a fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. A fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

REPURCHASE AGREEMENTS -- Although CTEX or CTRS have no current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described in the prospectus.

THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA

MONEY MARKET INSTRUMENTS -- The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. Government securities). For Cash Management Trust they include: (1) commercial paper (notes issued by corporations or governmental bodies), (2) commercial bank obligations such as certificates of deposit, bank notes, and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. Government, its agencies or instrumentalities, and (5) corporate bonds and notes. Cash Management Trust may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the U.S. they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

U.S. Treasury Money Fund may invest in instruments that include U.S. Treasury bills, notes, and bonds. Tax-Exempt Money Fund invests in money market instruments that are issued by states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipalities") to obtain funds for various public purposes. Tax-Exempt Money Fund may purchase various types of municipal securities including tax, bond, revenue, and grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. In addition, Tax-Exempt Money Fund may invest in municipal securities that are supported by credit and liquidity enhancements, which include letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.

REPURCHASE AGREEMENTS -- Cash Management Trust may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. The fund only enters into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The funds may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals or whenever interest rates change. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

"PUT" SECURITIES -- Cash Management Trust and Tax-Exempt Money Fund may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks, or broker-dealers that are determined by Capital Research and Management Company to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the funds might be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.

MATURITY -- Each fund determines net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. These rules require, among other things, that each fund limit its investments to securities that will mature no more than 13 months (25 months in the case of securities of the U.S. Government, its agencies or instrumentalities) from the date of purchase, and that the dollar-weighted average portfolio maturity of its investments be 90 days or less. For this purpose, certain variable and floating rate obligations and "put" securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. Government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. Cash Management Trust, U.S. Treasury Money Fund and Tax-Exempt Money Fund currently intend to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 90 days or less and 60 days or less, respectively.

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund purchases such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund sells such securities it does not participate in further gains or losses with respect to such securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or could experience a loss.

  Each fund will segregate liquid assets, which will be marked to market daily, in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the fund temporarily will be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. A fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

                            INVESTMENT RESTRICTIONS

 Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following investment restrictions as a percentage of assets are considered at the time securities are purchased.

 CMTA may not:

  1. Invest its assets in issues other than those of the U.S. Government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations--all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. Government;

  2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

  3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

  4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

  5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

  6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

  7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

  8. Sell securities short;

  9. Invest in puts, calls, straddles, spreads or any combination thereof;

 10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

 11. Engage in the underwriting of securities issued by others.

 Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features. Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.) For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. These policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

 For purposes of Investment Restriction #4, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.

 CTRS may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

  2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

  3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

  4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

  5. Sell securities short;

  6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

  7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

  8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

  9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

 10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

 12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

  13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

 15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

 Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases. For purposes of Investment Restriction #15, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction. These policies are not deemed fundamental and may be changed by the Board of Trustees without shareholder approval.

 CTEX may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

  2. Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

  3. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

  4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTEX's total assets;

  5. Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

  6. Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

  7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

  8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

  9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 10. Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

 11. Invest in companies for the purpose of exercising control or management;

 12. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

 15. Purchase or retain the securities of any issuer, if, to the knowledge of CTEX, those individual officers and Board members of CTEX, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 16. Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

 17. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

 For purposes of Investment Restriction #2, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.

 For the purpose of CTEX's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.

 Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 The following policies of CTEX are not deemed fundamental, and thus may be changed by the Board of Trustees without shareholder approval: CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction. Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

                               FUND ORGANIZATION

 Each fund is an open-end, diversified management investment company. Each was organized as a Massachusetts business trust (Cash Management Trust on March 1, 1976, Tax-Exempt Money Fund on December 5, 1988 and U.S. Treasury Money Fund on December 19, 1990).

 All fund operations are supervised by the fund's board of trustees. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                         FUND OFFICERS AND TRUSTEES
                     Trustees and Trustee Compensation

NAME,                     POSITION        PRINCIPAL OCCUPATION(S)        AGGREGATE           TOTAL              TOTAL
ADDRESS                   WITH            DURING PAST 5 YEARS            COMPENSATION        COMPENSATION       NUMBER
AND AGE                   REGISTRANT      (POSITIONS WITHIN THE          (INCLUDING          FROM ALL           OF FUND
                                          ORGANIZATIONS LISTED           VOLUNTARILY         FUNDS MANAGED      BOARDS ON
                                          MAY HAVE CHANGED DURING        DEFERRED            BY CAPITAL         WHICH
                                          THIS PERIOD)                   COMPENSATION        RESEARCH AND       TRUSTEE
                                                                         /1/) FROM           MANAGEMENT         SERVES/2/
                                                                         EACH FUND           COMPANY OR
                                                                         DURING FISCAL       ITS
                                                                         YEAR ENDED          AFFILIATES
                                                                         SEPTEMBER 30,       /2/ DURING
                                                                         1998                FISCAL YEAR
                                                                                             ENDED
                                                                                             SEPTEMBER 30,
                                                                                             1998

H. Frederick                              Private Investor.               $                  $
Christie                  Trustee         Former President and           CMTA                                   19
Age: 65                                   CEO, The Mission Group          $
P.O. Box 144                              (non-utility holding           CTEX
Palos Verdes                              company, subsidiary of          $
Estates, CA 90274                         Southern California            CTRS
                                          Edison Company)

+ Don R. Conlan           Trustee         President (retired),           none/4/             none/4/
Age: 62                                   The Capital Group                                                     12
1630 Milan Avenue                         Companies, Inc.
South Pasadena, CA
91030

Diane C. Creel            Trustee         CEO and President,              $                  $
Age: 50                                   The Earth Technology           CMTA                                   12
100 W. Broadway                           Corporation                     $
Suite 5000                                (international                 CTEX
Long Beach, CA                            consulting engineering)         $
90802                                                                    CTRS

Martin Fenton, Jr.        Trustee         Chairman, Senior                $/3/               $
Age: 63                                   Resource Group LLC             CMTA                                   15
4660 La Jolla                             (management of senior           $/3/
Village Drive                             living centers)                CTEX
Suite 725                                                                 $/3/
San Diego, CA                                                            CTRS
92122

Leonard R. Fuller         Trustee         President, Fuller               $/3/               $
Age: 52                                   Consulting (financial          CMTA                                   12
4337 Marina City                          management consulting           $/3/
Drive                                     firm)                          CTEX
Suite 841 ETN                                                             $/3/
Marina del Rey, CA                                                       CTRS
90292

+*  Abner D.              President,      Senior Vice President          none/4/             none/4/
Goldstine                 PEO and         and Director, Capital                                                12
Age: 68                   Trustee         Research and Management
                                          Company

+**  Paul G.                              Executive Vice                 none/4/
Haaga, Jr.                Chairman        President and Director,                            none/4/            14
Age: 49                   of the          Capital Research and
                          Board           Management Company

Herbert Hoover III        Trustee         Private Investor                $                  $
Age: 71                                                                  CMTA                                   13
1520 Circle Drive                                                         $
San Marino, CA                                                           CTEX
91108                                                                     $
                                                                         CTRS

Richard G. Newman         Trustee         Chairman, President and         $/3/               $
Age: 64                                   CEO,                           CMTA                                   13
3250 Wilshire                             AECOM Technology                $/3/
Boulevard                                 Corporation                    CTEX
Los Angeles, CA                           (architectural                  $/3/
90010-1599                                engineering)                   CTRS


+ Trustees who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by each fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to
(i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and
(iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by each fund (plus earnings thereon) for participating Trustees is as
follows:   Martin Fenton, Jr. ($      - CMTA; $     - CTEX and $    - CTRS),
and Richard G. Newman ($  - CMTA;  $     - CTEX and $        - CTRS).  Amounts
deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Don R. Conlan, Abner D. Goldstine and Paul G. Haaga, Jr. and are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                             OFFICERS
(with their principal occupations during the past five years)#

NAME AND ADDRESS                 AGE            POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
                                                WITH REGISTRANT         DURING PAST 5 YEARS

Teresa S. Cook                   46             Vice President          Senior Vice President -
333 South Hope Street                           (CMTA and CTRS          Investment Management Group,
Los Angeles, CA 90071                           only)                   Capital Research and
                                                                        Management Company

Michael J. Downer                43             Vice President          Senior Vice President - Fund
333 South Hope Street                                                   Business Management Group,
Los Angeles, CA 90071                                                   Capital Research and
                                                                        Management Company

Neil L. Langberg                 45             Senior Vice             Vice President - Investment
11100 Santa Monica Blvd.                        President (CTEX)        Management Group, Capital
Los Angeles, CA 90025                                                   Research and Management
                                                                        Company

Sarah P. Lucas                   44             Assistant               Assistant Vice President -
333 South Hope Street                           Vice President          Investment Management Group,
Los Angeles, CA 90071                           (CMTA and CTRS          Capital Research and
                                                only)                   Management Company

Julie F. Williams                50             Secretary               Vice President - Fund
333 South Hope Street                                                   Business Management Group,
Los Angeles, CA 90071                                                   Capital Research and
                                                                        Management Company

Anthony W. Hynes, Jr.            35             Treasurer               Vice President - Fund
135 South State College                                                 Business Management Group,
Blvd.                                                                   Capital Research and
Brea, CA 92821                                                          Management Company

Kimberly S. Verdick              33             Assistant               Assistant Vice President -
333 South Hope Street                           Secretary               Fund Business Management
Los Angeles, CA 90071                                                   Group, Capital Research and
                                                                        Management Company

Todd L. Miller                   39             Assistant               Assistant Vice President -
135 South State College                         Treasurer               Fund Business Management
Blvd.                                                                   Group, Capital Research and
Brea, CA 92821                                                          Management Company


# Positions within the organizations listed may have changed during this period.

 No compensation is paid by a fund to any officer or Trustee who is a director or officer of the Investment Adviser. The funds pay annual fees to Trustees who are not affiliated with the Investment Adviser as follows: CMTA - $4,000; CTEX - $400 and CTRS - $900. In addition, each fund pays $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for each fund. The funds also reimburse certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of September 1, 1998, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of each fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad, with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the Investment Adviser which provides that the Investment Adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.

 The CMTA Agreement will continue in effect until May 31, 1999, unless sooner terminated. The CTEX Agreement will continue in effect until October 1, 1999, unless sooner terminated, and the CTRS Agreement will continue in effect until October 31, 1999, unless sooner terminated. Each Agreement may be renewed from year-to-year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, administrative, clerical and bookkeeping functions of each fund; provides suitable office space and utilities; and provides necessary small office equipment, and general purpose accounting forms, supplies, and postage used at the office of the funds relating to the services furnished by the Investment Adviser. Each fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of designing, printing and mailing reports, prospectuses, proxy statements, and notices to shareholders; taxes; expenses for the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

 Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:

Cash Management Trust: 0.32% on the first $1 billion of average net assets; plus 0.29% on average net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

U.S. Treasury Money Fund: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million;

Tax-Exempt Money Fund: 0.44% on the first $200 million of average net assets; plus 0.42% on average net assets between $200 million and $600 million; plus 0.38% on the portion of average net assets between $600 million and $1.2 billion; plus 0.34% on average net assets in excess of $1.2 billion.

 The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.

CMTA The Agreement provides that the Investment Adviser will reimburse CMTA for any expenses incurred by CMTA in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. The Investment Advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence.

CTEX The Investment Adviser has agreed to bear any CTEX expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of CTEX's average net assets per annum, subject to reimbursement by CTEX, during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or
(ii) October 2, 1999. Additionally, the Investment Adviser voluntarily agreed to waive its fees to the extent necessary to ensure that fund expenses do not exceed 0.65% of the average daily net assets. There can be no assurance that this voluntary fee waiver will continue in the future. Each month, to the extent CTEX owes money to the Investment Adviser pursuant to this provision of the Agreement and CTEX's annualized expense ratio for the month is below 0.75%, CTEX will reimburse the Investment Adviser until CTEX's annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first.

CTRS The Investment Adviser has agreed to bear any CTRS expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of CTRS's average net assets per annum, subject to reimbursement by CTRS during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or
(ii) February 1, 2001. Additionally, the Investment Adviser voluntarily agreed to waive its fees to the extent necessary to ensure that fund expenses do not exceed 0.675% of the average daily net assets. There can be no assurance that this voluntary fee waiver will continue in the future. Each month, to the extent CTRS owes money to the Investment Adviser pursuant to this provision of the Agreement and CTRS' annualized expense ratio for the month is below 0.75%, CTRS will reimburse the Investment Adviser until CTRS' annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first.

 During the fiscal years ended September 30, 1998, 1997, and 1996, the
Investment Adviser's total fees from CMTA amounted to $                      ,
$10,230,000, and $9,671,000, respectively. During the fiscal years ended September 30, 1998, 1997, and 1996, the Investment Adviser's total fees from
CTEX amounted to $            , $699,000, and $648,000, respectively.
Voluntary fee waivers for CTEX amounted to $             during the fiscal year
ended September 30, 1998.  During the fiscal years ended 1998, 1997, and 1996,
the Investment Adviser's total fees from CTRS amounted to $              ,
$808,000, and $699,000, respectively.

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The funds have each adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below).

 As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of each fund. The officers and Trustees who are "interested persons" of the funds due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the funds are improved shareholder services, savings to the funds in transfer agency costs, savings to the funds in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the funds is committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

 Under the Plan each fund may expend up to 0.15% of its average net assets annually to finance any activity which is primarily intended to result in the sale of the funds' shares, provided the funds' Boards of Trustees have approved the category of expenses for which payment is being made. In this regard, each fund's Board of Trustees has approved one category of expenses: a service fee to be paid to qualified dealers. During the fiscal year ended September 30,
1998, CMTA, CTRS and CTEX paid $           , $             and $          ,
respectively, to the Principal Underwriter under the Plan (compensation to dealers). As of September 30, 1998, distribution expenses accrued and unpaid
were $         , $            , and $           for CMTA, CTRS and CTEX,
respectively.

                              DIVIDENDS AND TAXES

DAILY INCOME DIVIDENDS -- A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.

 Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approached one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.

TAXES -- Each fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M, if a fund distributes within specified times at least 90% of the sum of its investment company taxable income and tax-exempt income, if any, it will be taxed only on that portion, if any, of the investment company taxable income which it retains.

 To qualify, a fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The funds intend to meet these distribution requirements to avoid the excise tax liability.

 The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.

 If for any taxable year a fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.

 If a shareholder exchanges or otherwise disposes of shares of a fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

 As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate generally applicable to net capital gains on assets held more than one year is 20%, and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an Individual Retirement Account ("IRA") each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

STATE TAXES -- Information relating to the percentage of CTEX's income derived from securities issued in a particular state is available upon request from the Transfer Agent at year end.

 Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state impose an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains will not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.

                    ADDITIONAL INFORMATION CONCERNING TAXES

 The following is only a summary of certain additional federal, state and local tax considerations generally affecting CTEX and its shareholders. No attempt is made to present a detailed explanation of the tax treatment ofCTEX or its shareholders, and the discussion here and in the funds' prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.

CTEX

GENERAL -- CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., corporate-type plans, Keogh-type plans and IRA's).
Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, CTEX may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.

 The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. Shareholders are required by the Code to report to the federal government all exempt-interest dividends received from the fund (as well as all other similar interest). The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

 Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.

                               PURCHASE OF SHARES

METHOD                         INITIAL INVESTMENT                     ADDITIONAL INVESTMENTS

                               See "Investment Minimums and           $50 minimum (except where a
                               Fund Numbers" for initial              lower minimum is noted under
                               investment minimums.                   "Investment Minimums and Fund
                                                                      Numbers").

By contacting your             Visit any investment dealer            Mail directly to your
investment dealer              who is registered in the state         investment dealer's address
                               where the purchase is made and         printed on your account
                               who has a sales agreement with         statement.
                               American Funds Distributors.

By mail                        Make your check payable to the         Fill out the account additions
                               fund and mail to the address           form at the bottom of a recent
                               indicated on the account               account statement, make your
                               application.  Please indicate          check payable to the fund,
                               an investment dealer on the            write your account number on
                               account application.                   your check, and mail the check
                                                                      and form in the envelope
                                                                      provided with your account
                                                                      statement.

By telephone                   Please contact your investment         Complete the "Investments by
                               dealer to open account, then           Phone" section on the account
                               follow the procedures for              application or American
                               additional investments.                FundsLink Authorization Form.
                                                                      Once you establish the
                                                                      privilege, you, your financial
                                                                      advisor or any person with
                                                                      your account information can
                                                                      call American FundsLine(R) and
                                                                      make investments by telephone
                                                                      (subject to conditions noted
                                                                      in "Telephone Purchases, Sales
                                                                      and Exchanges" in the
                                                                      prospectus).

By computer                    Please contact your investment         Complete the American
                               dealer to open account, then           FundsLink Authorization Form.
                               follow the procedures for              Once you establish the
                               additional investments.                privilege, you, your financial
                                                                      advisor or any person with
                                                                      your account information may
                                                                      access American FundsLine
                                                                      OnLine(SM) on the Internet and
                                                                      make investments by computer
                                                                      (subject to conditions noted
                                                                      in "Telephone and Computer
                                                                      Purchases, Redemptions and
                                                                      Exchanges" below).

By wire                        Call 800/421-0180 to obtain            Your bank should wire your
                               your account number(s), if             additional investments in the
                               necessary.  Please indicate an         same manner as described under
                               investment dealer on the               "Initial Investment."
                               account.  Instruct your bank
                               to wire funds to:
                               Wells Fargo Bank
                               155 Fifth Street
                               Sixth Floor
                               San Francisco, CA 94106
                               (ABA #121000248)
                               For credit to the account of:
                               American Funds Service
                               Company
                               a/c #4600-076178
                               (fund name)
                               (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                              MINIMUM            FUND
                                                  INITIAL            NUMBER
                                                  INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                     $1,000             02

American Balanced Fund(R)                         500                11

American Mutual Fund(R)                           250                03

Capital Income Builder(R)                         1,000              12

Capital World Growth and Income Fund(SM)          1,000              33

EuroPacific Growth Fund(R)                        250                16

Fundamental Investors(SM)                         250                10

The Growth Fund of America(R)                     1,000              05

The Income Fund of America(R)                     1,000              06

The Investment Company of America(R)              250                04

The New Economy Fund(R)                           1,000              14

New Perspective Fund(R)                           250                07

SMALLCAP World Fund(R)                            1,000              35

Washington Mutual Investors Fund(SM)              250                01

BOND FUNDS

American High-Income Municipal Bond               1,000              40
Fund(R)

American High-Income Trust(SM)                    1,000              21

The Bond Fund of America(SM)                      1,000              08

Capital World Bond Fund(R)                        1,000              31

Intermediate Bond Fund of America(SM)             1,000              23

Limited Term Tax-Exempt Bond Fund of              1,000              43
America(SM)

The Tax-Exempt Bond Fund of America(R)            1,000              19

The Tax-Exempt Fund of California(R)*             1,000              20

The Tax-Exempt Fund of Maryland(R)*               1,000              24

The Tax-Exempt Fund of Virginia(R)*               1,000              25

U.S. Government Securities Fund(SM)               1,000              22

MONEY MARKET FUNDS

The Cash Management Trust of America(R)           2,500              09

The Tax-Exempt Money Fund of America(SM)          2,500              39

The U.S. Treasury Money Fund of                   2,500              49
America(SM)

___________
*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000
                                 6.10%            5.75%            5.00%

$50,000 but less than
$100,000                         4.71             4.50             3.75

BOND FUNDS

Less than $25,000
                                 4.99             4.75             4.00

$25,000 but less than
$50,000                          4.71             4.50             3.75

$50,000 but less than
$100,000                         4.17             4.00             3.25

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than
$250,000                         3.63             3.50             2.75

$250,000 but less than
$500,000                         2.56             2.50             2.00

$500,000 but less than
$1,000,000                       2.04             2.00             1.60

$1,000,000 or more                                                 (see below)
                                 none             none


PURCHASES NOT SUBJECT TO SALES CHARGES -- Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of foundations or endowments with assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income) currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the prospectus for the stock and stock/bond funds apply to purchases of $50,000 or more and for the bond funds apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will pay to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the investment dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holding eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the statement. During the statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF MONEY MARKET FUND SHARES -- The price you pay for fund shares (normally $1.00) is the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. Government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.

 1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

 Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.

 Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;

 2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

 3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

 In case of orders sent directly to a fund or American funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.

                                 SELLING SHARES

MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

- You may establish check writing privileges (use the money market funds application).

  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

 Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables you to make regular monthly or quarterly investments in shares through automatic charges to your bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and you will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of your account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the specified fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - -You may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of your account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund will have the right, if you fail to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to you. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

CHECK WRITING -- When the checks you write are presented to The Chase Manhattan Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment. Each month canceled checks will be returned to you. Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. Besides being convenient, this procedure enables you to continue earning daily income dividends on your money until your checks actually clear.

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) and American FundsLine OnLine(SM). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(SM) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(R)) and American FundsLine OnLine(SM), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

REDEMPTION OF SHARES -- Each fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem your shares if, through redemptions, market decline or otherwise, they have a value of less than the minimum initial investment amount required of new shareholders (determined, for this purpose only, as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gain distributions). We will give you prior notice of at least 60 days before the involuntary redemption provision is made effective with respect to your account. You will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 The Investment Adviser places orders for each fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices, taking into account the costs and promptness of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities also may be purchased directly from an issuer, in which case no commissions or discounts are paid.

 Subject to the above policy, in circumstances in which two or more brokers either directly or through their correspondent clearing agents are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the funds or have provided investment research, statistical, and other related services to the Investment Adviser for the benefit of the funds and/or of other funds served by the Investment Adviser.

 Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in either fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. During the fiscal year ended September 30,
1998, CMTA, CTRS and CTEX paid $           , $        , and $          ,
respectively, to American Funds Service Company.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the funds' independent accountant since inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information have been so included in reliance on the report of the independent accountants given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS -- Each fund's fiscal year ends on September 30. It provides shareholders at least semiannually with reports showing the investment portfolio and financial statements audited annually by each fund's independent accountants, PricewaterhouseCoopers LLP, whose selection is determined annually by the Trustees. The financial statements contained in the annual report are included in this statement of additional information.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the funds were organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund in which they have invested. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust of each fund contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or its Trustees. Each Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under each Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS - All shares of each fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees of a fund must call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested to do so by the record holders of 10% of the outstanding shares of a fund. At such meeting, a trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy.
Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees of a fund can elect all the Trustees of a fund. No amendment may be made to any fund's Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code; however, the Trustees will not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, each fund will continue indefinitely.

                   INVESTMENT RESULTS AND RELATED STATISTICS

 Each fund may from time to time provide yield information (including CTEX tax-equivalent yield information) or comparisons of the fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:

   Seven-day yield = (net change in account value x /365/7/)

   Tax-equivalent yield = tax-exempt portion of seven-day yield/(1-stated income tax rate) + taxable portion of seven day yield

   Effective yield* = [1 + (net change in account value) /1/7/]/365/

   *The effective yield will assume a year's compounding of the seven-day yield.

CMTA     The seven-day and effective yields for the period ended September 30,
1998 are  calculated as follows:

ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1998: $

*Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:  Ending account value:   $
              Less beginning account value: $1.00000000
              Net change in account value:   $

 Seven-day yield = ( X /365/7/)         =

 Effective yield  = [1 + () 1/7]/365/   =

CTRS      The seven-day and effective yields for the period ended September 30,
1998 are calculated as follows:

ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1998: $

 *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:  Ending account value: $
              Less beginning account value: $1.00000000
              Net change in account value: $

 Seven-day yield = ( X /365/7/)         =       %

 Effective yield  = [1 + () 1/7]/365/   =       %

CTEX     The seven-day, effective and tax-equivalent yields for the period ended September 30, 1998 are calculated as follows:

ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1998: $

 *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:  Ending account value:  $
              Less beginning account value:  $1.0000000
              Net change in account value:  $
              Tax-exempt portion of net change:  $
              Taxable portion of net change:  $  -0-

 Seven-day yield = ( X /365/7/)  =    %

 Seven-day tax equivalent yield = ( X /365/7/(1-0.396)) =    %

 Effective yield  = [1 + () 1/7]/365/ =     %

 Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period.
Based on the foregoing formula, the lifetime return of CMTA was     % (for the
period 11/3/76 through 9/30/98), the lifetime return of CTEX was     % (for the
period 10/24/89 through 9/30/98), and the lifetime return of CTRS was     %
(for the period 2/1/91 through 9/30/98).

 Each fund's investment results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any yield figure should not be considered representative of what an investment in a fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.

      CMTA VS. MONEY MARKET FUND AVERAGE ("MMFA") AND BANK AVERAGE ("BA")

The information below permits investors to compare the results of similar investment vehicles.

5-Year Period           CMTA             MMFA*            BA**

10/1/93 - 9/30/98



10-Year Period

1988 - 1998

1987 - 1997              70.7%            69.2%            55.5%

1986 - 1996              72.4             70.3             58.6%

1985 - 1995              75.6             73.1             64.0

1984 - 1994              80.9             78.0             72.0

1983 - 1993              93.6             89.3             83.3

1982 - 1992             105.7            100.0             95.1

1981 - 1991             126.2            118.6            107.8

1980 - 1990             149.2            135.9            117.2

1979 - 1989             159.8            NA               121.3

1978 - 1988             162.0            NA               122.7

1977 - 1987             159.8            NA               123.9



* BASED ON YIELDS COMPILED BY THE FOLLOWING PUBLICATIONS: FOR FIGURES PRIOR TO 1/1/91, THE SOURCE IS THE MONEY MARKET FUND SURVEY PUBLISHED BY SURVEY PUBLICATIONS; FOR FIGURES BEGINNING 1/1/91, IBC/DONOGHUE'S MONEY FUND REPORT IS USED. THESE PUBLICATIONS PROVIDE 30-DAY AVERAGE YIELD FIGURES ON "X" NUMBER OF MONEY MARKET FUNDS. THIS YIELD FIGURE IS MATHEMATICALLY CONVERTED TO A PER-SHARE DIVIDEND AMOUNT WHICH IS THEN USED TO PRODUCE HYPOTHETICAL RESULTS FOR THE AVERAGE MONEY MARKET FUND.

** CALCULATED FROM FIGURES SUPPLIED BY THE U.S. LEAGUE OF SAVINGS INSTITUTIONS AND THE FEDERAL RESERVE BOARD WHICH ARE BASED ON EFFECTIVE ANNUAL RATES OF INTEREST ON BOTH PASSBOOK AND CERTIFICATE ACCOUNTS. SAVINGS ACCOUNTS OFFER A GUARANTEED RETURN OF PRINCIPAL AND A FIXED RATE OF INTEREST BUT NO OPPORTUNITY FOR CAPITAL GROWTH.

      CTEX VS. MONEY MARKET FUND AVERAGE ("MMFA") AND BANK AVERAGE ("BA")

                                         Tax-Exempt

Lifetime Period         CTEX             MMFA/#/          BA



10/24/89 - 9/30/98       +      %         +    %           +     %


#  SAME AS * EXCEPT IT IS FOR TAX-EXEMPT MONEY MARKET FUNDS

CTRS VS. GOVT MONEY MARKET FUND AVERAGE (" GOVT MMFA") AND BANK AVERAGE ("BA")

Lifetime Period         CTRS             Govt             BA
                                         MMFA/@/



2/1/91 - 9/30/98         +     %          +     %          +    %


/@/ SAME AS * EXCEPT IT IS FOR GOVERNMENT MONEY MARKET FUNDS

                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

COMMERCIAL PAPER RATINGS

 STANDARD & POOR'S CORPORATION: "A-1" and "A-2" are the two highest commercial paper rating categories and are described as follows:

 "A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong."

 "A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'."

 MOODY'S INVESTORS SERVICE, INC.: "Prime-1" and "Prime-2" are the two highest commercial paper rating categories and are described as follows:

"ISSUERS RATED PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 -  Leading market positions in well established industries.

 -  High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earning coverage of fixed financial charges and high internal cash generation.

- Well established access to a range of financial markets and assured sources of alternate liquidity."

"ISSUERS RATED PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained."

BOND RATINGS

 STANDARD & POOR'S CORPORATION: "AAA" and "AA" are the two highest bond rating categories, and are described as follows:

 "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

 "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

 MOODY'S INVESTORS SERVICE, INC.: "Aaa" and "Aa" are the two highest bond rating categories, and are described as follows:

 "Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

NOTE RATINGS

 STANDARD & POOR'S CORPORATION: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:

 "SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

 "SP-2 Satisfactory capacity to pay principal and interest."
 MOODY'S INVESTORS SERVICE, INC.: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:

"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

                                      PART C
                      THE CASH MANAGEMENT TRUST OF AMERICA
                                 OTHER INFORMATION

                                       PART C
                        THE TAX-EXEMPT MONEY FUND OF AMERICA
                                  OTHER INFORMATION

ITEM 23. EXHIBITS

 (a) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
 (b) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
 (c) None.
 (d) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
 (e) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
 (f) None.
 (g) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
 (h) None
 (i) Legal opinion - not applicable to this filing
 (j) Consent of Independent Accountants - to be filed by amendment
 (k) None.
 (l) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
 (m) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
 (n) EX-27 Financial data schedule (EDGAR)
 (o) Rule 18f-3 Plan - None

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.

ITEM 25. INDEMNIFICATION.

   Registrant is a joint-insured under investment advisor/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

 The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

    (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

  (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)      (1)                                   (2)                                  (3)



         NAME AND PRINCIPAL                    POSITIONS AND OFFICES                POSITIONS AND OFFICES

         BUSINESS ADDRESS                      WITH UNDERWRITER                     WITH REGISTRANT



         David L. Abzug                        Regional Vice President              None

         27304 Park Vista Road

         Agoura Hills, CA 91301



         John A. Agar                          Vice President                       None
         1501 N. University, Suite 227A
         Little Rock, AR 72207



         Robert B. Aprison                     Vice President                       None

         2983 Bryn Wood Drive

         Madison, WI  53711



L        William W. Bagnard                    Vice President                       None



         Steven L. Barnes                      Senior Vice President                None

         5400 Mount Meeker Road



         Boulder, CO 80301



B        Carl R. Bauer                         Assistant Vice President             None



         Michelle A. Bergeron                   Vice President                      None

         4160 Gateswalk Drive

         Smyrna, GA 30080



         Joseph T. Blair                       Senior Vice President                None

         27 Drumlin Road

         West Simsbury, CT  06092



         John A. Blanchard                     Vice President                       None

         6421 Aberdeen Road

         Mission Hills, KS 66208



         Ian B. Bodell                         Senior Vice President                None

         P.O. Box 1665

         Brentwood, TN 37024-1665



         Michael L. Brethower                  Senior Vice President                None

         2320 North Austin Avenue

         Georgetown, TX  78626



         C. Alan Brown                         Regional Vice President              None

         4129 Laclede Avenue

         St. Louis, MO  63108



H        J. Peter Burns                        Vice President                       None



         Brian C. Casey                        Regional Vice President              None

         8002 Greentree Road

         Bethesda, MD 20817



         Victor C. Cassato                     Senior Vice President                None

         609 W. Littleton, Blvd., Suite 310

         Littleton, CO  80120



         Christopher J. Cassin                 Senior Vice President                None

         111 W. Chicago Avenue, Suite G3

         Hinsdale, IL 60521



         Denise M. Cassin                       Vice President                      None

         1301 Stoney Creek Drive

         San Ramon, CA 94538



L        Larry P. Clemmensen                   Director                             None



L        Kevin G. Clifford                     Director, President and              None
                                               Co-Chief Executive Officer



         Ruth M. Collier                       Senior Vice President                None

         145 West 67th St., #12K

         New York, NY  10023



S        David Coolbaugh                       Assistant Vice President             None



         Thomas E. Cournoyer                   Vice President                       None

         2333 Granada Boulevard

         Coral Gables, FL  33134



         Douglas A. Critchell                  Senior Vice President                None

         3521 Rittenhouse Street, N.W.

         Washington, D.C.  20015



L        Carl D. Cutting                       Vice President                       None



         Daniel J. Delianedis                  Regional Vice President              None

         8689 Braxton Drive

         Eden Prairie, MN 55347



         Michael A. Dilella                    Vice President                       None

         P. O. Box 661

         Ramsey, NJ  07446



         G. Michael Dill                       Senior Vice President                None

         505 E. Main Street

         Jenks, OK 74037



         Kirk D. Dodge                         Senior Vice President                None

         633 Menlo Avenue, Suite 210

         Menlo Park, CA 94025



         Peter J. Doran                        Senior Vice President                None

         1205 Franklin Avenue

         Garden City, NY  11530



L        Michael J. Downer                     Secretary                            Vice President



         Robert W. Durbin                      Vice President                       None

         74 Sunny Lane

         Tiffin, OH  44883



I        Lloyd G. Edwards                      Senior Vice President                None



L        Paul H. Fieberg                       Senior Vice President                None



         John Fodor                             Vice President                      None

         15 Latisquama Road

         Southborough, MA 01772



L        Mark P. Freeman, Jr.                  Director                             None



         Clyde E. Gardner                      Senior Vice President                None

         Route 2, Box 3162

         Osage Beach, MO  65065



B        Evelyn K. Glassford                   Vice President                       None



         Jeffrey J. Greiner                     Vice President                      None

         12210 Taylor Road

         Plain City, OH 43064



L        Paul G. Haaga, Jr.                    Director                             Chairman of the Board



B        Mariellen Hamann                      Assistant Vice President             None



         David E. Harper                       Senior Vice President                None

         R.D. 1, Box 210, Rte 519

         Frenchtown, NJ  08825



         Ronald R. Hulsey                      Vice President                       None

         6744 Avalon

         Dallas, TX  75214



         Robert S. Irish                       Regional Vice President              None

         1225 Vista Del Mar Drive

         Delray Beach, FL 33483



L        Robert L. Johansen                    Vice President                       None



         Michael J. Johnston                   Director                             None

         630 Fifth Avenue, 36th Floor

         New York, NY 10111



B        Damien M. Jordan                      Vice President                       None



         V. John Kriss                         Senior Vice President                None

         P. O. Box 247

         Surfside, CA 90743



         Arthur J. Levine                      Senior Vice President                None

         12558 Highlands Place

         Fishers, IN  46038



B        Karl A. Lewis                         Assistant Vice President             None



         T. Blake Liberty                      Regional Vice President              None

         5506 East Mineral Lane

         Littleton, CO 80122



L        Lorin E. Liesy                        Assistant Vice President             None



L        Susan G. Lindgren                     Vice President - Institutional       None

                                               Investment Services



LW       Robert W. Lovelace                    Director                             None



         Stephen A. Malbasa                     Vice President                      None

         13405 Lake Shore Blvd.

         Cleveland, OH  44110



         Steven M. Markel                      Senior Vice President                None

         5241 South Race Street

         Littleton, CO 80121



L        J. Clifton Massar                     Director, Senior Vice President      None



L        E. Lee McClennahan                    Senior Vice President                None



L        Jamie R. McCrary                      Assistant Vice President             None



S        John V. McLaughlin                    Senior Vice President                None



         Terry W. McNabb                       Vice President                       None

         2002 Barrett Station Road

         St. Louis, MO  63131



L        R. William Melinat                    Vice President - Institutional       None

                                               Investment Services



         David R. Murray                        Vice President                      None

         60 Briant Drive

         Sudbury, MA 01776



         Stephen S. Nelson                     Vice President                       None

         P.O. Box 470528

         Charlotte, NC  28247-0528



         William E. Noe                        Regional Vice President              None

         304 River Oaks Road

         Brentwood, TN 37027



         Peter A. Nyhus                        Vice President                       None

         3084 Wilds Ridge Court

         Prior Lake, MN 55372



         Eric P. Olson                         Vice President                       None

         62 Park Drive

         Glenview, IL 60025



         Fredric Phillips                       Vice President                      None

         175 Highland Avenue, 4th Floor

         Needham, MA 02494



B        Candance D. Pilgrim                   Assistant Vice President             None



         Carl S. Platou                        Vice President                       None

         4021 96th Avenue, S.E.

         Mercer Island, WA 98040



L        John O. Post                          Vice President                       None



S        Richard P. Prior                      Assistant Vice President             None



         Steven J. Reitman                     Senior Vice President                None

         212 The Lane

         Hinsdale, IL  60521



         Brian A. Roberts                       Vice President                      None

         P.O. Box 472245

         Charlotte, NC  28247



         George S. Ross                        Senior Vice President                None

         55 Madison Avenue

         Morristown, NJ  07962



L        Julie D. Roth                         Vice President                       None



L        James F. Rothenberg                   Director                             None



         Douglas F. Rowe                       Vice President                       None

         30008 Oakland Hills Drive

         Georgetown, TX 78628



         Christopher S. Rowey                  Regional Vice President              None

         9417 Beverlywood Street

         Los Angeles, CA 90034



         Dean B. Rydquist                      Senior Vice President                None

         1080 Bay Pointe Crossing

         Alpharetta, GA 30005



         Richard R. Samson                     Senior Vice President                None

         4604 Glencoe Avenue, #4

         Marina del Rey, CA  90292



         Joseph D. Scarpitti                   Vice President                       None

         31465 St. Andrews

         Westlake, OH 44145



L        R. Michael Shanahan                   Director                             None



         David W. Short                        Director,                            None
         1000 RIDC Plaza, Suite 212            Chairman of the Board and
         Pittsburgh, PA  15238                 Co-Chief Executive Officer



         William P. Simon, Jr.                 Senior Vice President                None

         912 Castlehill Lane

         Devon, PA 91333



L        John C. Smith                         Assistant Vice President -           None
                                               Institutional Investment
                                               Services



         Rodney G. Smith                        Vice President                      None

         100 N. Central Expressway
         Suite 1214

         Richardson, TX  75080



         Nicholas D. Spadaccini                Regional Vice President              None

         855 Markley Woods Way

         Cincinnati, OH 45230



L        Kristen J. Spazafumo                  Assistant Vice President             None



         Daniel S. Spradling                   Senior Vice President                None

         181 Second Avenue
         Suite 228

         San Mateo, CA  94401



B        Max D. Stites                         Vice President                       None



         Thomas A. Stout                       Regional Vice President              None

         3919 Whooping Crane Circle
         Virginia Beach, VA 23455





         Craig R. Strauser                     Vice President                       None

         3 Dover Way

         Lake Oswego, OR 97034



         Francis N. Strazzeri                   Vice President                      None

         31641 Saddletree Drive

         Westlake Village, CA 91361



L        Drew W. Taylor                        Assistant Vice President             None



S        James P. Toomey                        Vice President                      None



I        Christopher E. Trede                   Vice President                      None



         George F. Truesdail                   Vice President                       None

         400 Abbotsford Court

         Charlotte, NC  28270



         Scott W. Ursin-Smith                  Vice President                       None

         60 Reedland Woods Way

         Tiburon, CA 94920



L        David M. Ward                          Vice President -
                                               Institutional Investment                    None
                                               Services



         Thomas E. Warren                      Regional Vice President              None

         119 Faubel Street

         Sarasota, FL  34242



L        J. Kelly Webb                         Senior Vice President,               None
                                               Treasurer



         Gregory J. Weimer                     Vice President                       None

         206 Hardwood Drive

         Venetia, PA 15367



B        Timothy W. Weiss                      Director                             None



         N. Dexter Williams                    Senior Vice President                None
         P.O. Box 2200
         Danville, CA 94526



         Timothy J. Wilson                     Vice President                       None

         113 Farmview Place

         Venetia, PA  15367



B        Laura L. Wimberly                      Vice President                      None



H        Marshall D. Wingo                     Director, Senior Vice                None
                                               President



L        Robert L. Winston                     Director, Senior Vice                None
                                               President



         Laurie B. Wood                        Regional Vice President              None

         3500 W. Camino de Urania

         Tucson, AZ 85741



         William R. Yost                       Vice President                       None

         9320 Overlook Trail

         Eden Prairie, MN 55347



         Janet M. Young                        Regional Vice President              None

         1616 Vermont

         Houston, TX  77006



         Scott D. Zambon                       Regional Vice President              None

         320 Robinson Drive

         Tustin Ranch, CA 92782



L  Business Address, 333 South Hope Street, Los Angeles, CA  90071

LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025

B  Business Address, 135 South State College Boulevard, Brea, CA  92821

S  Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251

H  Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

I  Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821 and 3500 Wiseman Boulevard, San Antonio, TX 78251, 5300 Robin Hood Road, Norfolk, VA 23514 and 8332 Woodfield Crossing Blvd., Indianapolis, IN
46240.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 29. MANAGEMENT SERVICES.
 None.

ITEM 30. UNDERTAKINGS.
 n/a

                           SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 28th day of September, 1998.

  THE TAX-EXEMPT MONEY FUND OF AMERICA
   By  /s/  Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 28, 1998, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE



(1)      Principal Executive Officer:



         /s/ Abner D. Goldstine                         President and Trustee

            (Abner D. Goldstine)





(2)      Principal Financial Officer and Principal Accounting Officer:



         /s/ Anthony W. Hynes, Jr.                      Treasurer

            (Anthony W. Hynes, Jr.)





(3)      Trustees:



         H. Frederick Christie*                         Trustee
         Don R. Conlan*                                 Trustee
         Diane C. Creel*                                Trustee

         Martin Fenton, Jr.*                            Trustee
         Leonard R. Fuller*                             Trustee



         /s/ Abner D. Goldstine                         President and Trustee

            (Abner D. Goldstine)



         /s/ Paul G. Haaga, Jr.                         Chairman and Trustee

            (Paul G. Haaga, Jr.



         Herbert Hoover III*                            Trustee

         Richard G. Newman*                             Trustee


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact